UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21467

LMP Capital and Income Fund Inc

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

FEBRUARY 29, 2016

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	February 29, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 67.7%
CONSUMER DISCRETIONARY - 3.9%
Media - 3.9%
National CineMedia Inc.	167,000	$2,496,650	(a)
Regal Entertainment Group, Class A Shares	353,000	6,950,570	(a)

TOTAL CONSUMER DISCRETIONARY		9,447,220

CONSUMER STAPLES - 4.4%
Household Products - 4.4%
Kimberly-Clark Corp.	60,000	7,818,000	(a)
Procter & Gamble Co.	38,000	3,051,020

TOTAL CONSUMER STAPLES		10,869,020

FINANCIALS - 21.0%
Real Estate Investment Trusts (REITs) - 21.0%
Alexandria Real Estate Equities Inc.	21,000	1,662,360
American Capital Agency Corp.	136,000	2,457,520	(a)
Annaly Capital Management Inc.	339,000	3,434,070	(a)
AvalonBay Communities Inc.	5,600	961,184
Camden Property Trust	12,000	896,880	(a)
DCT Industrial Trust Inc.	37,500	1,357,125	(a)
DuPont Fabros Technology Inc.	23,800	848,470
EPR Properties	76,700	4,773,041	(a)
Equity Residential	32,500	2,420,925
Highwoods Properties Inc.	26,000	1,132,300	(a)
Hospitality Properties Trust	140,500	3,411,340	(a)
Inland Real Estate Corp.	185,000	1,961,000	(a)
Kilroy Realty Corp.	24,000	1,302,480	(a)
Liberty Property Trust	49,000	1,415,120	(a)
Ramco-Gershenson Properties Trust	132,000	2,217,600	(a)
Regency Centers Corp.	22,000	1,552,760	(a)
Retail Properties of America Inc., Class A Shares	155,000	2,276,950	(a)
Senior Housing Properties Trust	61,000	952,210	(a)
Simon Property Group Inc.	18,610	3,530,875	(a)
Spirit Realty Capital Inc.	272,386	2,911,807	(a)
Starwood Property Trust Inc.	396,000	6,945,840	(a)
STORE Capital Corp.	52,500	1,267,875
Urstadt Biddle Properties Inc., Class A Shares	85,000	1,680,450	(a)

TOTAL FINANCIALS		51,370,182

HEALTH CARE - 9.4%
Pharmaceuticals - 9.4%
AstraZeneca PLC, ADR	30,000	860,100
Bristol-Myers Squibb Co.	100,000	6,193,000	(a)
GlaxoSmithKline PLC, ADR	67,000	2,590,890	(a)
Johnson & Johnson	31,000	3,261,510	(a)
Merck & Co. Inc.	113,000	5,673,730	(a)
Pfizer Inc.	147,900	4,388,193	(a)

TOTAL HEALTH CARE		22,967,423

INDUSTRIALS - 6.6%
Aerospace & Defense - 4.8%
Lockheed Martin Corp.	54,000	11,652,660	(a)

Electrical Equipment - 0.4%
Emerson Electric Co.	18,000	878,940

Industrial Conglomerates - 1.1%
General Electric Co.	94,000	2,739,160	(a)

Transportation Infrastructure - 0.3%
Macquarie Infrastructure Corp.	13,500	824,175

TOTAL INDUSTRIALS		16,094,935

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY		SHARES	VALUE
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.5%
Cisco Systems Inc.		43,000	$1,125,740

IT Services - 0.6%
Paychex Inc.		29,000	1,490,310

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.		152,500	4,512,475	(a)
Maxim Integrated Products Inc.		67,000	2,268,620	(a)
Microchip Technology Inc.		25,000	1,112,250

Total Semiconductors & Semiconductor Equipment			7,893,345

Software - 2.5%
Microsoft Corp.		123,000	6,258,240	(a)

Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.		13,500	1,305,315
Seagate Technology PLC		236,000	7,400,960	(a)

Total Technology Hardware, Storage & Peripherals			8,706,275

TOTAL INFORMATION TECHNOLOGY			25,473,910

MATERIALS - 0.6%
Containers & Packaging - 0.6%
International Paper Co.		43,000	1,535,100

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 6.3%
AT&T Inc.		206,000	7,611,700	(a)
Verizon Communications Inc.		153,000	7,761,690	(a)

Total Diversified Telecommunication Services			15,373,390

Wireless Telecommunication Services - 1.4%
Vodafone Group PLC, ADR		111,000	3,374,400	(a)

TOTAL TELECOMMUNICATION SERVICES			18,747,790

UTILITIES - 3.7%
Electric Utilities - 3.2%
Great Plains Energy Inc.		114,000	3,344,760	(a)
PPL Corp.		128,000	4,478,720	(a)

Total Electric Utilities			7,823,480

Multi-Utilities - 0.5%
CenterPoint Energy Inc.		69,000	1,285,470

TOTAL UTILITIES			9,108,950

TOTAL COMMON STOCKS (Cost - $134,721,391)			165,614,530

	RATE
CONVERTIBLE PREFERRED STOCKS - 15.5%
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	7.500%	157,000	4,699,010

FINANCIALS - 6.7%
Real Estate Investment Trusts (REITs) - 6.7%
American Tower Corp.	5.250%	32,000	3,168,000
American Tower Corp.	5.500%	13,550	1,319,092
Welltower Inc.	6.500%	82,800	4,821,444	(a)
Weyerhaeuser Co.	6.375%	151,000	7,018,480

TOTAL FINANCIALS			16,327,016

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	SHARES	VALUE
HEALTH CARE - 2.7%
Pharmaceuticals - 2.7%
Allergan PLC	5.500%	7,000	$6,761,860

INDUSTRIALS - 0.5%
Machinery - 0.5%
Stanley Black & Decker Inc.	6.250%	11,000	1,176,670

UTILITIES - 3.7%
Electric Utilities - 2.2%
Exelon Corp.	6.500%	121,000	5,366,350	(a)

Multi-Utilities - 1.5%
Dominion Resources Inc.	6.125%	67,000	3,630,060	(a)

TOTAL UTILITIES			8,996,410

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $40,935,146)			37,960,966

INVESTMENTS IN UNDERLYING FUNDS - 8.4%
FINANCIALS - 8.4%
Capital Markets - 8.4%
Ares Capital Corp.		342,000	4,671,720	(a)(b)
FS Investment Corp.		350,000	2,957,500	(b)
Golub Capital BDC Inc.		300,000	5,001,000	(a)(b)
TCP Capital Corp.		331,000	4,607,520	(a)(b)
TriplePoint Venture Growth BDC Corp.		327,000	3,283,080	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $25,269,004)			20,520,820

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 27.3%
Diversified Energy Infrastructure - 9.7%
Energy Transfer Equity LP		74,000	518,000
Energy Transfer Partners LP		366,000	9,761,220	(a)
Enterprise Products Partners LP		487,000	11,381,190	(a)
Plains GP Holdings LP, Class A Shares		285,000	2,166,000	(a)

Total Diversified Energy Infrastructure			23,826,410

Financials - 2.0%
Ares Management LP		38,000	452,200
Blackstone Group LP		168,000	4,362,960	(a)

Total Financials			4,815,160

Global Infrastructure - 0.9%
Brookfield Infrastructure Partners LP		55,000	2,070,750	(a)

Liquids Transportation & Storage - 5.6%
Buckeye Partners LP		90,000	5,792,400	(a)
Enbridge Energy Partners LP		11,960	198,297
Magellan Midstream Partners LP		65,000	4,392,700	(a)
PBF Logistics LP		98,820	1,729,350	(a)
Tesoro Logistics LP		14,513	605,482
World Point Terminals LP		73,000	1,012,510

Total Liquids Transportation & Storage			13,730,739

Natural Gas Transportation & Storage - 1.2%
Hoegh LNG Partners LP		197,420	3,020,526	(a)

Offshore - 0.7%
Dynagas LNG Partners LP		193,000	1,792,970	(a)

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY		SHARES/UNITS	VALUE
Oil, Gas & Consumable Fuels - 0.5%
Green Plains Partners LP		83,270	$1,070,019

Oil/Refined Products - 4.2%
CrossAmerica Partners LP		90,000	1,936,800	(a)
MPLX LP		159,000	4,124,460	(a)
Sunoco LP		82,000	2,464,100	(a)
VTTI Energy Partners LP		97,000	1,769,280

Total Oil/Refined Products			10,294,640

Petrochemicals - 0.1%
Westlake Chemical Partners LP		17,700	295,767

Refining - 0.3%
Western Refining Logistics LP		32,960	718,858

Shipping - 2.1%
Golar LNG Partners LP		180,000	2,628,000	(a)
KNOT Offshore Partners LP		158,000	2,504,300

Total Shipping			5,132,300

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $80,865,072)			66,768,139

	RATE	SHARES
PREFERRED STOCKS - 1.6%
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy Inc. (Cost - $4,052,556)	6.371%	72,000	3,996,000

TOTAL INVESTMENTS - 120.5% (Cost - $285,843,169#)			294,860,455
Liabilities in Excess of Other Assets - (20.5)%			(50,094,698)

TOTAL NET ASSETS - 100.0%			$244,765,757

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed-income securities depending on the investment manager’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$165,614,530	—	—	$165,614,530
Convertible Preferred Stocks	37,960,966	—	—	37,960,966
Investments in Underlying Funds	20,520,820	—	—	20,520,820
Master Limited Partnerships	66,768,139	—	—	66,768,139
Preferred Stocks	3,996,000	—	—	3,996,000

Total Investments	$294,860,455	—	—	$294,860,455

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,501,714
Gross unrealized depreciation	(30,484,428)

Net unrealized appreciation	$9,017,286

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016